Other receivables and liabilities - Other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
R&D tax credits	€ 127	€ 114
Indirect tax receivables	45	46
Other	41	79
Other non-current receivables	213	239
Current
VAT and other indirect tax receivables	302	457
Prepayments related to contract manufacturing	128	62
IT-related prepaid expenses	59	41
R&D tax credits and grant receivables	46	28
Divestment-related receivables	28	26
Other	201	320
Other current receivables	€ 764	€ 934